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						3235-0578

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						May 31, 2007

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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007



Item 1. Schedule of Investments



NAIC Growth Fund, Inc.
Portfolio of Investments - March 31, 2007 (unaudited)


%  Common Stock         Shares       Cost        Market

3.7	Auto Replacement

O'Reilly Auto*	        30,000     $189,637      $993,000

Total                                            $993,000

14.4    Banking

Citigroup               22,000      368,635     1,129,480
Comerica, Inc.          10,000      404,669       591,200
Huntington Banc.        25,000      238,023       546,250
JP Morgan Chase         15,000      396,347       725,700
Synovus Financial       27,000      317,651       873,180

Total                                           3,865,810

4.0	Beverages - Soft Drinks

PepsiCo		        17,000	    433,218     1,080,520

Total					        1,080,520

4.3	Chemicals

RPM		        25,000      287,099       577,500
Sigma Aldrich	        14,000      213,317       581,280

Total 					        1,158,780

3.9	Consumer Products

Colgate-Palmolive       16,000	    469,850     1,068,640

Total                                           1,068,640

3.2	Electrical Equipment

General Electric        24,000	    441,341       848,640

Total                                             848,640


11.3 	Ethical Drugs

Abbott Laboratories     20,000	    860,150     1,116,000
Johnson & Johnson       20,000      915,045     1,205,200
Pfizer, Inc.            28,000      606,755       707,280

Total                                           3,028,480

8.1	Financial Services

CIT Group               10,000      392,785       529,200
State Street            16,000      436,700     1,036,000
Washington Mutual       15,000      609,130       605,700

Total					        2,170,900

3.4	Food

McCormick & Co.         24,000      347,055       924,480

Total                                             924,480

4.0	Food Wholesale

Sysco			32,000	    507,179     1,082,560

Total						1,082,560

14.9	Hospital Supplies

Biomet Corp.  	        28,000	    573,428     1,189,720
Medtronic	        17,000	    850,214       834,020
Polymedica	        12,000      346,237       507,960
Stryker Corp.	        22,000	    180,012     1,459,040

Total     				        3,990,740

3.5	Insurance

AFLAC, Inc.	        20,000	    143,906       941,200

Total			                          941,200

3.1	Information Technology

Jack Henry & Assoc.     34,000      626,878       817,700

Total					          817,700

3.2	Machinery

Emerson Electric Co.    20,000 	    335,278       861,800

Total				                  861,800

4.1	Multi Industry

Teleflex	        16,000	    545,608     1,089,120

Total                                           1,089,120

2.9	Office Supplies

Avery Dennison		12,000	    666,064       771,120

Total					          771,120



92.0% Investment
        Securities   	        $12,702,212   $24,693,490

   Short-term Investments

3.7  United States Treasury Bills,
       Maturing 4/26/2007 		      $   995,139

4.5     Misc. Cash Equivalents                  1,201,364
------                                     ---------------
8.2%			                       $2,196,503

Total Investments	                      $26,889,993

(0.2)   All other assets less liabilities        (51,775)
------                                     ---------------
100%  TOTAL NET ASSETS		              $26,838,218

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2007:

Gross Unrealized Appreciation	$12,010,902
Gross Unrealized Depreciation	    (19,624)
  				------------
  Net Unrealized Appreciation	$11,991,278
				------------

Federal Income Tax Cost		$12,702,212


ITEM 2. CONTROLS AND PROCEDURES.

     (i) As of April 27, 2007, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internalcontrol over financial reporting.


Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: April 27, 2007

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: April 27, 2007